PROSPECTUS
          January 1, 1996
                    Ivy Money Market Fund

                    Ivy Fund (the "Trust") is a registered investment company
                    currently consisting of thirteen separate portfolios.
          One
                    portfolio of the Trust, Ivy Money Market Fund (the
          "Fund"), is
                    described in this Prospectus.

                    This Prospectus sets forth concisely the information about the
                    Fund that a prospective investor should know before investing and should be read carefully and retained for future reference.
                    Additional information about the Fund is contained in the
                    Statement of Additional Information ("SAI") for the Fund, which is incorporated by reference into this Prospectus.  The
          SAI,
                    dated January 1, 1996, has been filed with the Securities and
                    Exchange Commission ("SEC") and is available upon request and without charge from the Trust at the Distributor s address and telephone number provided below.

                    AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR
          GUARANTEED BY
                    THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE
                    ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
          SHARE.

                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
          BY THE
                    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
          SECURITIES
                    COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                    STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY













                    OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY
          IS A
                    CRIMINAL OFFENSE.

                    BOARD OF TRUSTEES: John S. Anderegg, Jr.; Paul H. Broyhill; Frank
                    W. DeFriece, Jr.; Michael G. Landry; Michael R. Peers; Joseph G.
                    Rosenthal; Richard N. Silverman; J. Brendan Swan

                    LEGAL COUNSEL: Dechert Price & Rhoads, Boston, MA

                    OFFICERS: Michael G. Landry, President; Keith J.
          Carlson, Vice
                    President; C. William Ferris, Secretary/Treasurer;
          Michael R.
                    Peers, Chairman

                    CUSTODIAN: Brown Brothers Harriman & Co., Boston, MA

                    TRANSFER AGENT: Mackenzie Ivy Investor Services Corp., P.O. Box
                    3022, Boca Raton, FL 33431-0922 (800) 777-6472

                    AUDITORS: Coopers & Lybrand L.L.P., Ft. Lauderdale, FL

                    INVESTMENT MANAGER: Ivy Management, Inc., Boca Raton,
          FL

                    DISTRIBUTOR: Mackenzie Ivy Funds Distribution, Inc., Via Mizner
                    Financial Plaza; 700 South Federal Highway; Boca Raton, FL 33432
                    (800) 456-5111














                                            Table of Contents


                    Schedule of Fees
                    Expense Data Table
                    The Fund s Financial Highlights












                    Investment Objectives and Policies
                    Investment Techniques and Risk Factors
                    Organization of the Fund
                    Investment Manager
                    Administrator
                    Fund Accounting
                    Custodian
                    Transfer Agent
                    Dividends and Taxes
                    Performance Data
                    How to Buy Shares
                    How Your Purchase Price is Determined
                    How the Fund Values its Shares
                    How to Redeem Shares
                    Minimum Account Balance Requirements
                    Signature Guarantees
                    Choosing a Distribution Option
                    Tax Identification Number
                    Certificates
                    Exchange Privilege
                    Systematic Withdrawal Plan
                    Automatic Investment Method
                    Consolidated Account Statements
                    Retirement Plans















































                    Schedule of Fees

                                     SHAREHOLDER TRANSACTION EXPENSES


          Class A

          and Class

          B Shares

                    Maximum sales load imposed on purchases (as a
          percentage
                    of offering price at time of purchase)* . . . . . . . .
          . . 0.00%

                    The Fund has no sales load on reinvested dividends, no deferred sales load, no redemption fees and no exchange fees.**

                    * Exchanges from the Fund into any other Ivy or Mackenzie fund into which exchanges are permitted may be subject to a sales charge unless previously paid (see "Exchange
          Privilege").

                    **   The Fund does not assess a contingent deferred
          sales charge.
                         However, if the shares of another Ivy or Mackenzie
          fund that
                         are subject to a contingent deferred sales charge
          are
                         exchanged for shares of the Fund, the contingent
          deferred
                         sales charge may carry over to the investment in
          the Fund
                         and may be assessed upon redemption (see "How to
          Redeem
                         Shares" and "Exchange Privilege").

                    EXPENSE DATA TABLE


          Class A

          and Class

          B Shares












                    Annual Fund Operating Expenses (as a percentage of average daily net assets):
                    Management Fees After Expense Reimbursements  . . . . .
          . . 0.01%
                    12b-1 Service/Distribution Fees . . . . . . . . . . . .
          . . . N/A
                    Other Expenses  . . . . . . . . . . . . . . . . . . . .
          . . 0.84%
                    Total Fund Operating Expenses After Expense
                    Reimbursements* . . . . . . . . . . . . . . . . . . . .
          . . 0.85%

                    *    Ivy Management, Inc. ("IMI") currently limits the
          Fund's
                         Total Fund Operating Expenses After Expense
          Reimbursements
                         (excluding taxes, interest, litigation and indemnification expenses and other extraordinary expenses) to an annual rate of 0.85% of the Fund's daily net assets. Without the
                         expense reimbursements, Total Fund Operating
          Expenses would
                         have been 1.24%.


















                                                 Example
                                       (Class A and Class B Shares)

                    You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                    1 YEAR(1)      3 YEARS        5 YEARS        10 YEARS













                       $9            $27            $47           $105


                    These figures assume that the current voluntary expense limitation is in place for each of the time periods indicated.
                    IMI, as investment adviser, has reserved the right to terminate or revise this expense limitation at any time, which may affect the results in years one, three, five and ten in the preceding
                    Example. If the voluntary expense limitation is terminated, the
                    Class A and Class B expenses for the one, three, five and ten year periods are estimated to be $13, $39, $68 and $150,
                    respectively.

                    The purpose of the foregoing Example is to show the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The Example assumes reinvestment of all dividends and distributions and that the percentage amounts under "Total
                    Fund Operating Expenses After Expense Reimbursements" remain the same each year. The assumed annual return of 5.00% is required by applicable law to be applied by all investment companies and is used for illustrative purposes only. This assumption is not a projection of future performance. The actual expenses for the
                    Fund may be higher or lower than the estimates given.

                    Except as set forth below, the percentages expressing Annual Fund
                    Operating Expenses are based on amounts incurred by the Fund during the fiscal year ended December 31, 1994. The information in the table does not reflect the charge of $10.00 per transaction that would apply if a shareholder has redemption
                    proceeds wired to his/her bank account.






































                    THE FUND'S FINANCIAL HIGHLIGHTS

                    The following information for the six months ended June 30, 1995 is unaudited.  The information for the years ended
          December 31,
                    1992, 1993 and 1994 has been audited by Coopers & Lybrand L.L.P., independent accountants. The information for the year ended
                    December 31, 1991 and prior periods was audited by other
                    independent accountants. The report of Coopers & Lybrand L.L.P.
                    on the Fund's financial statements appears in the Fund's 1994
                    Annual Report, which is incorporated by reference into the Fund's
                    SAI. The Annual Report contains further information about, and management's discussion of, the Fund's performance and is
                    available to shareholders upon request and without charge. The information presented below should be read in conjunction with the financial statements and notes thereto.

                                                FOR THE
                                                SIX MONTHS
                                                ENDED       FOR THE YEAR
          ENDED












                                                JUNE 30,    DECEMBER 31:
                    SELECTED PER SHARE DATA     1995*       1994     1993
           1992.

                    Net asset value,
                    beginning of period . . .   $1.00       $1.00    $1.00
           $1.00
                    Income from investment
                    operations:
                       Net investment
                       income(a)  . . . . . .     .02         .04      .02
             .03
                    Less distributions:
                       Dividends from net
                       investment income: . .    (.02)       (.04)    (.02)
            (.03)

                    Net asset value, end of
                       period . . . . . . . .   $1.00       $1.00    $1.00
           $1.00
                    Total return(%)(c)  . . .    4.99(d)     4.21     2.42
            2.81
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .   $27,226     $26,827
          $25,782  $18,839

                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .     .85(d)      .85      .85
             .85

                       Without expense
                       reimbursement(%) . . .    1.40(d)     1.24     1.56
            1.45

                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . .    4.99(d)     3.29     2.22
            2.75
                    ____________

                    *    Unaudited
























                    (a)  Net investment income is net of expense
          reimbursements from
                         IMI.
                    (c)  Total return does not reflect a sales charge.
                    (d)  Annualized.



                                                   FOR THE YEAR ENDED
                                                   DECEMBER 31:
                    SELECTED PER SHARE DATA        1991     1990     1989
           1988

                    Net asset value, beginning
                    of period . . . . . . . . .    $1.00    $1.00    $1.00
           $1.00
                    Income from investment
                    operations:
                       Net investment income(a)      .05      .07      .09
             .07
                    Less distributions:
                       Dividends from net
                       investment income: . . .     (.05)    (.07)    (.09)
            (.07)

                    Net asset value, end of
                    period  . . . . . . . . . .    $1.00    $1.00    $1.00
           $1.00
                    Total return(%)(c)  . . . .     5.16     7.69     8.87
            6.89
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . . .    $21,675  $26,140
          $19,708  $11,789

                    Ratio of expenses to average
                    daily net assets:
                       With expense
                       reimbursement(%) . . . .      .85      .67      .65
             .68

                       Without expense
                       reimbursement(%) . . . .     1.21     1.22     1.37
            1.73

                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . . .     5.06     7.43     8.42
            6.86
                    ____________














                    (a)  Net investment income is net of expense
          reimbursements from
                         IMI.
                    (c)  Total return does not reflect a sales charge.























                                                   FOR THE PERIOD ENDED
                                                   DECEMBER 31,
                    SELECTED PER SHARE DATA        1987(b):

                    Net asset value, beginning
                    of period . . . . . . . . .    $1.00
                    Income from investment
                    operations:
                       Net investment income(a)      .01
                    Less distributions:
                       Dividends from net
                       investment income: . . .     (.01)

                    Net asset value, end of
                    period  . . . . . . . . . .    $1.00
                    Total return(%)(c)  . . . .     1.86
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . . .    $6,784

                    Ratio of expenses to average
                    daily net assets:
                       With expense
                       reimbursement(%) . . . .      .85(d)

                       Without expense
                       reimbursement(%) . . . .     1.94(d)












                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . . .     6.77(d)
                    ____________

                    (a)  Net investment income is net of expense
          reimbursements from
                         IMI.
                    (b)  For the period from 10/15/87 through 12/31/87.
                    (c)  Total return does not reflect a sales charge.
                    (d)  Annualized.




























                    INVESTMENT OBJECTIVES AND POLICIES

                    The Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term securities. The Fund will limit its investments to securities with remaining maturities of thirteen months or less.

                    The Fund invests at least 80% of its assets (calculated at market value at the time of each investment) in money market instruments maturing within one year and maintains a portfolio with a dollar-
                    weighted average maturity of 90 days or less. By purchasing such short-term securities, the Fund will attempt to maintain a constant net asset value of $1.00 per share.  The
          Fund's
                    portfolio of investments is actively monitored on a daily basis to attempt to maintain competitive yields on investments.

                    The Fund will invest in the following categories of money market instruments: (i) debt securities issued or guaranteed by the U.S.
                    Government, its agencies or instrumentalities; (ii) obligations
                    (including certificates of deposit and bankers' acceptances) of domestic banks and savings and loan associations; (iii) high-
                    quality commercial paper that at the time of purchase is rated at least A-2 by Standard and Poor's Corporation ("S&P") or
          P-2 by
                    Moody's Investors Service, Inc. ("Moody's")(or, if not rated, is issued or guaranteed by a corporation with outstanding debt rated
                    AA or higher by S&P or Aa or higher by Moody's) or which is judged by IMI to be of at least equivalent quality;
          (iv) short-
                    term corporate notes, bonds and debentures that at the time of purchase are rated at least AA by S&P or Aa by Moody's or that are judged by IMI to be of at least equivalent quality; and (v)
                    repurchase agreements with domestic banks for periods not
                    exceeding seven days and only with respect to U.S.
          Government
                    securities that throughout the period have a value at least equal to the amount of the loan (including accrued interest).

                    The securities in which the Fund invests must present minimal credit risk and be rated in one of the two highest rating
                    categories for short-term debt obligations by at least two major rating agencies assigning a rating to the securities or issuer, or if only one rating agency has assigned a rating, by that agency or determined to be of equivalent value by IMI. Purchases of securities that are rated by only one rating agency must be previously approved or ratified subsequently by the Trustees.
                    Securities that are rated in the highest category by at least two major rating agencies (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) are designated "First
          Tier
                    Securities." Securities rated in the top two categories by at least two major rating agencies, but which are not rated in the highest category by two or more major rating agencies, are designated "Second Tier Securities." IMI shall determine whether a security presents minimal credit risk under procedures adopted by the Board of Trustees.

                    The Fund may not invest more than 5% of its total assets
                    (calculated at market value at the time of each investment) in the securities of any one issuer, except this limitation shall not apply to U.S. Government securities. Further, the Fund will not invest more than the greater of 1% of its total assets or one million dollars (measured at the time of investment) in the securities of a single issuer which were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets (calculated at market value at the time of each investment) in securities that are Second Tier
                    Securities when acquired by the Fund.

                    The Fund's investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's
                    outstanding voting shares, although the Trustees may make non-
                    material changes in the Fund's objectives without shareholder approval. Except for the Fund's investment objectives and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental and therefore may
                    be changed by the Trustees without shareholder approval. There can be no assurance that the Fund will achieve its investment objectives. The different types of securities and investment techniques used by the Fund involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Investment Techniques and Risk
          Factors,"
                    below, and the SAI.

                    INVESTMENT TECHNIQUES AND RISK FACTORS

                    The following discussion describes in greater detail the
                    different types of securities and investment techniques used by the Fund, as well as the risks associated with such securities and techniques.












                         DEBT SECURITIES: Investment in debt securities involves
                    both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer
                    maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its
                    obligations on interest or principal payments at the time called for by the debt instrument.

                         U.S. GOVERNMENT SECURITIES: The Fund may invest in U.S.
                    Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its












                    agencies or instrumentalities. Securities guaranteed by the U.S.
                    Government include: (1) direct obligations of the U.S. Treasury
                    (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S.
                    Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

                    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of
                    falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security.
                    Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life. Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

                         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS:
          The Fund
                    may invest in bank obligations, which may include certificates of deposit, bankers' acceptances, and other short-term debt
                    obligations. Investments in certificates of deposit and bankers'
                    acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of such obligation (currently
          $100,000) is













                    fully insured by the Federal Deposit Insurance
          Corporation
                    ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of federally or state chartered institutions that have total assets in excess of $1 billion and whose deposits are insured by the FDIC.

                         COMMERCIAL PAPER: Commercial paper represents short-term
                    unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies.
          Investments in
                    commercial paper are limited to obligations rated Prime
          1 by
                    Moody's or A-1 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

                         REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the
                    instrument at a specified time and at an agreed-upon yield. The
                    Fund will not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the












                    Fund's net assets (calculated at market value at the time of each investment) would be invested in illiquid securities including such repurchase agreements. The Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. In the unlikely event of failure of the executing bank or broker-
                    dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

                         BORROWING: As a fundamental policy, the Fund may not borrow money, except for temporary purposes, and then only in an amount not exceeding 10% of the value of the Fund's total assets at the time of such borrowing. The Fund has no current intention of borrowing amounts that exceed, in the aggregate, 5% of the Fund's assets. Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the
                    Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

                    ORGANIZATION OF THE FUND

                    The Fund is organized as a separate, diversified portfolio of the
                    Trust, an open-end management investment company organized as a
                    Massachusetts business trust on December 21, 1983. The business and affairs of the Fund are managed under the direction of the
                    Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI.

                    The Trust has an unlimited number of authorized shares of
                    beneficial interest, and currently is comprised of thirteen series of shares. The Trustees of the Trust have the authority,












                    without shareholder approval, to classify and reclassify the shares of the Fund into one or more classes. Pursuant to this authority, effective January 1, 1996, the Trustees have redesignated the Fund's shares into two separate classes,
                    identified as Class A and Class B, each of which represents an interest in the same portfolio of investments of the Fund. The purpose of this redesignation is primarily to enable the transfer agent for the Ivy and Mackenzie funds to track the contingent deferred sales charge period that applies to Class B shares of
                    Ivy and Mackenzie funds (other than the Fund) that are being exchanged for shares of the Fund. In all other relevant
                    respects, the Fund's Class A and Class B shares are identical
                    (i.e., having the same arrangement for shareholder services and the distribution of securities).  Shareholders of Class
          A and
                    Class B shares are each entitled to one vote per share
          (with
                    proportionate voting for fractional shares), and have equal rights as to voting, redemption, dividends and liquidation.















                    INVESTMENT MANAGER

                    The Trust employs IMI to provide business management and
                    investment advisory services; Mackenzie Investment
          Management












                    Inc.("MIMI") to provide administrative and accounting services;
                    and Mackenzie Ivy Funds Distribution, Inc. ("MIFDI," or the
                    "Distributor") to distribute the Fund's shares.

                         PORTFOLIO MANAGEMENT: The Fund is managed by a team, with
                    each team member having specific responsibilities. The following individuals have responsibilities related to the management of the Fund: Leslie A. Ferris, Vice President of MIMI and Managing
                    Director -- Fixed Income, has been a portfolio manager with Ivy
                    Management, Inc. since 1988, and for the Fund since
          1995.  Ms.
                    Ferris joined MIMI in 1988 and has 13 years of professional investment experience. She is a Chartered Financial Analyst and holds an MBA degree from the University of Chicago.
          Prior to
                    joining MIMI, Ms. Ferris was a portfolio manger at Kemper
                    Financial Services Inc. from 1982-1988.  Michael
          Borowsky has
                    served as a portfolio assistant to the Fund since 1994.

                         INVESTMENT MANAGEMENT EXPENSES: For management of its
                    investments and business affairs, the Fund pays IMI a monthly fee calculated on the basis of the Fund's average daily net assets at an annual rate of 0.40%.

                    Under the Fund's management agreement, IMI pays all expenses incurred by it in rendering management services to the Fund. The
                    Fund bears its cost of operations. See the SAI. If, however, the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the Fund in any state in which
                    the shares are then qualified for sale, IMI will bear the excess expenses. The ratio of operating expenses after expense
                    reimbursements to average daily net assets of the Fund for the fiscal year ended December 31, 1994 was 0.85%. Without expense reimbursements, the ratio of operating expenses to average daily net assets of the Fund for the fiscal year ended December
                    31, 1994 was 1.24%.

                    IMI currently limits the Fund's total operating expenses
                    (excluding interest, taxes, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
                    0.85% of the Fund's average daily net assets. As long as the
                    Fund's expense limitation continues, it may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time the
                    Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund. Thereafter, IMI will comply with any applicable state regulations that may require IMI to make reimbursements to the Fund in the event that the Fund's aggregate operating expenses, including advisory fees, administrative services fees and transfer agency and shareholder
                    services fees, but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed specific












                    applicable limitations. The strictest state-imposed expense limitation that currently applies to the Fund is 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.50% of its average daily net assets over $100 million.

                    ADMINISTRATOR

                    The Trust has entered into an Administrative Services Agreement with MIMI, pursuant to which MIMI provides various administrative services for the Fund, including maintenance of registration or qualification of Fund shares under state "Blue Sky" laws,
                    assisting in the preparation of Federal, state and local income tax returns and preparing financial and other information for prospectuses, statements of additional information, and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with SEC registration statements, proxies and other required filings. Under the agreement, the Fund's net assets are subject to a monthly fee at the annual rate of 0.10%.

                    FUND ACCOUNTING

                    The Trust has entered into a Fund Accounting Services Agreement with MIMI, pursuant to which MIMI provides certain accounting and pricing services for the Fund. For fund accounting services, the
                    Fund pays MIMI out-of-pocket expenses as incurred and a monthly fee of 0.10% of the Fund's average daily net assets.

                    CUSTODIAN

                    Brown Brothers Harriman & Co. (the "Custodian"), a private bank and a member of the principal securities exchanges, located at 40
                    Water Street, Boston, Massachusetts 02109, serves as custodian for the Fund.

                    TRANSFER AGENT

                    Mackenzie Ivy Investor Services Corp. ("MIISC"), a wholly owned subsidiary of MIMI, is the transfer agent for the Fund and provides certain shareholder and shareholder-related services.
                    For transfer agency and shareholder services, the Fund pays MIISC an annual fee of $22.00 per open account. In addition, the Fund pays MIISC a fee of $4.36 for each account that is closed and reimburses MIISC monthly for out-of-pocket expenses.

                    DIVIDENDS AND TAXES

                    Dividends that you receive from the Fund are reinvested in additional Fund shares unless you elect to receive them in cash.
                    If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to the reinvestment option.

                         TAXATION: The following discussion is intended for general information only. An investor should consult with his/her own tax advisor as to the tax consequences of an investment in the
                    Fund, including the status of distributions from the Fund under applicable state or local law.

                    The Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify, the
                    Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any U.S. Federal income or excise tax.

                    Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gain) will be taxable to a shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S.
                    corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction.
                    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable as long-term
                    capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional
                    Fund shares.

                    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October,
                    November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                    Each year the Fund will notify shareholders of the tax status of dividends and distributions.

                    Investments in securities that are issued at a discount will result in income to the Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

                    Shareholders generally are not expected to realize any gain or loss upon a disposition of shares of the Fund, as long as the
                    Fund maintains a constant net asset value per share.
          In the
                    unlikely event that the Fund were unable to do so, any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally would be a capital gain or loss which would be long-term or short-term, generally depending upon the shareholder's holding period for the shares.













                    The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct
                    taxpayer identification number or to make required certifications, or who have been notified by the
          Internal Revenue
                    Service ("IRS") that they are subject to backup withholding.
                    Backup withholding is not an additional tax. Any amounts
                    withheld may be credited against the shareholder's U.S. Federal income tax liability.














                    Further information relating to tax consequences is contained in the SAI.

                    Fund distributions may be subject to state, local and foreign taxes. Fund distributions that are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in the Fund.

                    PERFORMANCE DATA

                    Performance information for the Fund may be compared, in reports and promotional literature, to: (i) Donoghue's Money Fund Index,
                    The Bank Rate Monitor's Index of Money Market Account
          Interest
                    Rates, U.S. Treasury Bill rates or other comparable indices or investment vehicles; (ii) other groups of mutual funds tracked by
                    Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall
                    performance  or  other  criteria;  (iii) the Consumer
          Price Index
                    (measure for inflation) to assess the real rate of return from an investment in the Fund; and (iv) unmanaged indices so that investors may compare the Fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.













                    Performance rankings are based on historical information and are not intended to indicate future performance.

                    In addition, advertisements, sales literature and communications to shareholders may contain various measures of the Fund's performance, including various expressions of total return. Such materials may occasionally cite statistics to reflect the Fund's volatility or risk. Performance information is computed
                    separately in accordance with the formula described below.

                    As prescribed by the SEC, average annual total return figures represent the average annual percentage change in value of $1,000 invested at the net asset value for one-, five- and ten-year periods, or any portion thereof (to the extent applicable)












                    through the end of the most recent calendar quarter, assuming reinvestment of all distributions.

                    Current yield reflects the income per share earned by the Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the net asset value on the last day of that period and then annualizing the result.

                    Yield, which is calculated according to a formula prescribed by the SEC (see the SAI), is not indicative of the dividends or distributions that were or will be paid to the Fund's shareholders. Dividends or distributions paid to shareholders
                    are reflected in the current distribution rate, which may be quoted to shareholders. The current distribution rate is
                    computed by dividing the total amount of dividends per share paid by the Fund during the preceding 12 months by the Fund's current net asset value. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a
                    fundamental change in investment policies, it might be appropriate to annualize the dividends paid during the period
                    when such policies would be in effect, rather than using the dividends during the past 12 months. The distribution rate will differ from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, short-term capital gains and net equalization credits and will be calculated over a different period of time.

                    Performance figures are based upon past performance and reflect all recurring charges against Fund income. The investment
                    results of the Fund, like all others, will fluctuate over time;
                    thus, performance figures should not be considered to represent what an investment may earn or what the Fund's total return may be in the future.

                    HOW TO BUY SHARES

                    The minimum initial investment is $1,000; the minimum additional investment is $100. Initial or additional investment amounts for retirement accounts may be less.  See "Retirement
          Plans."  All













                    purchases must be made in U.S. dollars; no third party checks will be accepted. Complete the Account Application attached to this Prospectus. Indicate whether you are purchasing Class A or
                    Class B shares. If you do not specify which class of shares you are purchasing, MIISC will assume you are investing in Class A shares. The Fund reserves the right to reject for any reason any purchase order or exchange (see "Exchange Privilege" below).

                         DIRECT PURCHASES OF CLASS B SHARES: Class B shares may only be purchased directly through the shareholder's election of a systematic withdrawal plan under which specified withdrawal amounts are used to purchase Class B shares of a different Ivy or
                    Mackenzie fund. This arrangement is designed to take advantage of dollar-cost averaging as a method of investment. To establish this type of arrangement, complete section 6B of the Account
                    Application.

                    OPENING AN ACCOUNT

                         By Check

                         1. Make your check payable to the fund in which you are
                              investing.

                         2. Deliver the completed application and check to your













                              registered representative or selling broker, or mail it
                              directly to MIISC.

                         3.   Our address is:

                                  Mackenzie Ivy Investor Services Corp.
                                              P.O. Box 3022
                                        Boca Raton, FL 33431-0922

                         4.   Our courier address is:

                                  Mackenzie Ivy Investor Services Corp.
                                   700 South Federal Highway, Suite 300
                                           Boca Raton, FL 33432

                         By Wire

                         1. Deliver a completed Account Application to your
                              registered representative or selling broker, or mail it
                              directly to MIISC. Before wiring any funds, please
                              contact MIISC at 1-800-777-6472 to verify your account
                              number.

                         2.   Instruct your bank to wire funds to:

                                    Barnett Bank of Palm Beach County
                                              ABA #067008582
                                For deposit to the Ivy and Mackenzie funds
                                             a/c #1455031505
                                           Name of your account
                                   Your Ivy or Mackenzie account number
                                 The Ivy or Mackenzie fund you are buying

                         Your bank may charge a fee for wiring funds.

                         THROUGH A REGISTERED SECURITIES DEALER: You may also place an order to purchase shares through your Registered
          Securities
                    Dealer.

                         Buying Additional Shares

                         By Check
























                         1. Complete the investment stub attached to your statement or include a note with your investment
          listing the name
                              of the Fund, your account number and the name(s)in
                              which the account is registered.

                         2. Make your check payable to the fund in which you are
                              investing.

                         3.   Mail the account information and check to:

                                  Mackenzie Ivy Investor Services Corp.
                                              P.O. Box 3022
                                        Boca Raton, FL 33431-0922

                         Our courier address is:

                                  Mackenzie Ivy Investor Services Corp.
                                   700 South Federal Highway, Suite 300
                                           Boca Raton, FL 33432

                         or deliver it to your registered representative or selling broker.

                         By Wire

                         Instruct your bank to wire funds to:

                                    Barnett Bank of Palm Beach County
                                              ABA #067008582
                                              For deposit to
                                       The Ivy and Mackenzie funds
                                             a/c #1455031505
                                           Name of your account
                                   Your Ivy or Mackenzie account number
                                 The Ivy or Mackenzie fund you are buying

                         Your bank may charge a fee for wiring funds.

                         THROUGH A REGISTERED SECURITIES DEALER: You may also place an order to purchase shares through your Registered
          Securities












                    Dealer.

                         By Automatic Investment Method ("AIM")

                         1. Complete the "Automatic Investment Method" and
                              "Wire/EFT Information" sections on the
          Account
                              Application designating a bank account from which funds
                              may be drawn. Please note that in order to invest
                              using this method, your bank must be a member of the
                              Automated Clearing House system (ACH). The minimum
                              investment under this plan is $50 per month
          ($25 per
                              month for retirement plans). Please remember to attach
                              a voided check to your Account Application.













                         2. At pre-specified intervals, your bank account will be
                              debited and the proceeds will be credited to your Ivy
                              or Mackenzie fund account.

                    HOW YOUR PURCHASE PRICE IS DETERMINED

                    Your purchase price is the net asset value per share
          (see
                    "How the Fund Values its Shares"). Your purchase of shares will be made at the next determined price after the purchase order is received. The price is effective for orders received by MIISC or by your Registered Securities Dealer prior to the time of the determination of the net asset value. Any orders received after the time of the determination of the net asset value will be entered at the next calculated price.

                    Orders placed with a securities dealer before the net asset value is determined and that are transmitted through the facilities of the National Securities Clearing Corporation by 7:00 p.m., EST,
                    on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

                    You will receive an account statement after any purchase,
                    exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the
                    SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

                    HOW THE FUND VALUES ITS SHARES

                    The Fund offers two classes of shares in this Prospectus, Class A and Class B shares, neither of which are subject to an initial sales charge or a contingent deferred sales charge.
          Thus, the
                    Net Asset Value ("NAV") per share is the value of one Class A or
                    Class B share. The NAV is determined in the following manner:
                    the total of all liabilities, including accrued expenses and taxes and any necessary reserves, is deducted from the aggregate value of all assets, and the difference is divided by the number of shares outstanding at the time, adjusted to the nearest cent.
                    The NAV per share is determined once every business day
          (as of
                    the close of regular trading on each day the New York
          Stock
                    Exchange is open, normally 4:00 p.m. EST)(see the SAI under "Net
                    Asset Value" for a detailed description of how the NAV is












                    determined).

                    HOW TO REDEEM SHARES

                    You may redeem your Fund shares through your registered securities representative, by mail, by telephone, by
          Federal
                    Funds wire or by check writing. All redemptions are made at the
                    NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00
                    p.m. EST to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. EST will be processed at the price determined on the following business day.  IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK,
          PAYMENT
                    OF THE REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR
                    FOR UP TO 15 DAYS AFTER THE DATE OF PURCHASE, WHICHEVER IS LESS.
                    The Fund does not assess a contingent deferred sales charge.
                    However, if the shares of another Ivy or Mackenzie fund that are subject to a contingent deferred sales charge are exchanged for
                    Class B shares of the Fund, the contingent deferred sales charge will carry over to the investment in the Fund and may be assessed upon redemption.

                    When shares are redeemed, the Fund generally sends you payment on the next business day. Under unusual circumstances, the Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon (among other factors) the market value of the Fund's
                    securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees" below.

                    If you are not certain of the requirements for a redemption, please contact MIISC at 1-800-777-6472.

                         THROUGH YOUR REGISTERED SECURITIES DEALER:  The
          Dealer is
                    responsible for promptly transmitting redemption orders.
                    Redemptions requested by dealers will be made at the NAV (less any applicable contingent deferred sales charge) determined at the close of regular trading (4:00 p.m. EST) on the day that a redemption request is received in good order by MIISC.

                         BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

                         - Any outstanding certificate(s) for shares being
                              redeemed.

                         - A letter of instruction, including the fund name, the
                              account number, the account name(s), the address and
                              the dollar amount or number of shares to be redeemed.

                         - Signatures of all registered owners whose names appear
                              on the account.












                         -    Any required signature guarantees.

                         - Other supporting legal documentation, if required (in
                              the case of estates, trusts, guardianships, corporations, retirement plans or other representative
                              capacities).

                         The dollar amount or number of shares indicated for












                    redemption must not exceed the available shares or NAV of your account at the next- determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

                         Mail your request to:

                                  Mackenzie Ivy Investor Services Corp.
                                              P.O. Box 3022
                                        Boca Raton, FL 33431-0922

                         Our courier address is:

                                  Mackenzie Ivy Investor Services Corp.
                                   700 South Federal Highway, Suite 300
                                           Boca Raton, FL 33432

                         BY TELEPHONE: Individual and joint accounts may redeem up
                    to $50,000 per day over the telephone by contacting MIISC at 1-
                    800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement.
                    If you are unable to execute your transaction (for example, during such times), you may want to consider placing the order in writing and sending it by mail or overnight courier.

                    Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature
                    guarantee would be required.

                    Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or his/her assistant.

                    Shares held in certificate form cannot be redeemed by telephone.

                    If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically.
                    Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or permit your registered representative or his/her assistant to do so on your behalf, you must notify MIISC in writing.

                    The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions
                    communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                         BY FEDERAL FUNDS WIRE: For shareholders who established























                    this feature at the time they opened their new account, telephone instructions will be accepted for redemption amounts up to
                    $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

                    In order to add this feature to an existing account or change existing bank account information, please submit a letter of instructions including your bank information to MIISC at the address provided above. The letter must be signed by all
                    registered owners, and their signatures must be guaranteed.

                    Your account will be charged a $10.00 fee each time redemption proceeds are wired to your bank.

                    Neither MIISC nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

                         BY CHECK WRITING: You may write checks against your Fund
                    account.  Checks written must be for a minimum of $100.
          You may
                    sign up for this option by completing the Check Writing Enrollment Form on the last page of the new account application.
                    If you are redeeming shares that have been purchased by check, payment may be delayed until your check has cleared or for up to
                    15 calendar days after the date of purchase, whichever is less.

                    In order to qualify for the check writing privilege, Fund












                    shareholders must maintain a minimum average account balance of
                    $1,000. Shares must be uncertificated (i.e., held by the Fund)
                    for any account requesting  check  writing  privileges.
          Checks
                    can be reordered by calling MIISC at 1-800-777-6472.
          Checking
                    activity is reported on your statement, and canceled check copies are returned to you each month. There is no limitation on the number of checks a shareholder may write.

                    When a check is presented for payment, the Fund redeems a
                    sufficient number of shares to cover the amount of the check.
                    Checks written on accounts with insufficient shares will be returned to the payee marked "non-sufficient funds." There is a nominal charge for each supply of checks, copies of canceled checks, stop payment orders, checks drawn for amounts less than the Fund minimum (see above) and checks returned for "non-
                    sufficient funds." To pay for these charges, the Fund automatically redeems an appropriate number of the shareholder's
                    Fund shares after the charges are incurred.

                    You may not close your Fund account by writing a check, because any earned dividends will remain in your account.
          Check writing
                    is not available for retirement accounts. The Fund reserves the right to change, modify or terminate the check writing service at any time upon notification mailed to the address of record of the shareholder(s).

                    MINIMUM ACCOUNT BALANCE REQUIREMENTS
























                    Due to the high cost of maintaining small accounts and subject to state law requirements, the Fund may redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months. The Fund will not redeem an account unless the shareholder has been given at least
                    60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's
                    portfolio securities. This provision does not apply to IRA's, other retirement accounts and UGMA/UTMA accounts.

                    SIGNATURE GUARANTEES

                    For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the
                    following requests:

                         -    Redemption requests over $50,000.

                         - Requests for redemption proceeds to be sent to someone
                              other than the registered shareholder.

                         - Requests for redemption proceeds to be sent to an
                              address other than the address of record.

                         -    Registration transfer requests.

                         - Requests for redemption proceeds to be wired to your
                              bank account (if this option was not selected on your
                              original application, or if you are changing the bank
                              wire information).

                    A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible
                    guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

                    Circumstances other than those described above may require a signature guarantee. Please contact MIISC at 1-800-777-6472 for more information.

                    CHOOSING A DISTRIBUTION OPTION

                    You have the option of selecting the dividend and capital gain distribution option that best suits your needs:

                    (1) AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional












                         shares of the same class of the Fund unless you specify one of the other options.

                    (2)  INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND --
          Both
                         dividends and capital gains are automatically invested at













                         NAV in another Ivy or Mackenzie fund of the same class.

                    (3) DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional shares of the same class of the Fund or another
                         Ivy or Mackenzie fund of the same class.

                    (4) DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

                         If you wish to have your cash distributions deposited
                    directly to your bank account via electronic funds transfer, or if you wish to change your distribution option, please contact
                    MIISC at 1-800-777-6472.

                    If you wish to have your cash distributions go to an address other than the address of record, a signature guarantee is required.

                    TAX IDENTIFICATION NUMBER

                    In general, to avoid being subject to a 31% Federal backup withholding tax on dividends, capital gain distributions and, in the event the Fund failed to maintain a constant NAV per share, redemption proceeds, you must furnish the Fund with your
                    certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior under-
                    reporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to the address of record.














                    You can avoid the above withholding and/or redemption by
                    correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

                    Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the
                    Account Application to claim the exemption. If the registration is for a UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with the Account Application, a completed IRS Form
                    W-8.

                    CERTIFICATES













                    In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact MIISC at 1-800-777-
                    6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

                    Certificates for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record.
                    Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, you must provide a letter of instruction, signed by all registered owners with signature guarantee. The letter of
                    instruction would then be mailed to MACKENZIE IVY
          INVESTOR
                    SERVICES CORP., P.O. BOX 3022, BOCA RATON, FL
          33431-0922.

                    EXCHANGE PRIVILEGE

                    Shareholders of the Fund have an exchange privilege with other
                    Ivy and Mackenzie funds. Class A shareholders of the Fund may exchange their outstanding Class A shares for shares of another
                    Ivy or Mackenzie fund on the basis of the relative NAV per Class
                    A share, plus an amount equal to the sales charge payable with respect to the new shares at the time of the exchange. Incremental sales charges are waived for outstanding shares that
                    have been invested for 12 months or longer.
          Shareholders who
                    have purchased Class B shares directly may exchange their Class B shares for Class B shares of another Ivy or Mackenzie fund on the basis of the relative NAV per Class B share (see
          "Direct
                    Purchases of Class B Shares" under "How to Buy Shares"), subject to the contingent deferred sales charge schedule (or period) of the fund into which the exchange is being made
          (beginning with
                    the date of the exchange).

                    Class B shareholders of another Ivy or Mackenzie fund may
                    exchange their shares for Class B shares of the Fund. Exchanges from another Ivy or Mackenzie Fund will continue to be subject to the contingent deferred sales change schedule (or period) of the fund from which the exchange was made, but will reflect the time the shares are held in the Fund.

                    With respect to both Class A and Class B, shares that have been acquired as a result of the reinvestment of dividends and other distributions will not be charged an initial sales charge or a contingent deferred sales charge when exchanged into another Ivy or Mackenzie fund.

                    Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes.
          Before
                    executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute an
                    exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term
                    movements in the market. Exchanges are accepted only if the registrations of the two accounts are identical.
          Amounts to be
                    exchanged must meet minimum investment requirements for the Ivy or Mackenzie fund into which the exchange is made.

                    With respect to Fund shares subject to a contingent deferred sales charge (i.e., Class B shares acquired through an exchange from another Ivy or Mackenzie fund), if less than all of an investment is exchanged out of the Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any contingent deferred sales charge for future redemptions of the exchanged shares.

                    An investor who was a shareholder of American Investors
          Income
                    Fund, Inc. or American  Investors  Growth  Fund,  Inc.
          prior  to
                    October 31, 1988, or a shareholder of Ivy Fund prior to December
                    31, 1991, who became a shareholder of the Fund as a result of a reorganization or merger between the Funds may exchange between funds without paying a sales charge. An investor who was a shareholder of American Investors Income Fund, Inc. or American
                    Investors Growth Fund, Inc. on or after October 31,
          1988 who
                    became a shareholder of the Fund as a result or the reorganization between the Funds will receive credit toward any
                    applicable sales charge imposed by any Ivy or Mackenzie fund into which an exchange is made.

                         EXCHANGES BY TELEPHONE: When you fill out the application
                    for your purchase of Fund shares, if Section 6D of the Account
                    Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you
                    terminated the privilege and exchanged your shares in writing.
                    If you do not wish to make telephone exchanges or permit your registered representative or his/ her assistant to do so on your behalf, you must notify MIISC in writing.

                    In order to execute an exchange, please contact MIISC at 1-800-
                    777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

                    The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are
                    genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                         EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

                         -    The name of the fund whose shares you
          currently own.

                         -    Your account number

                         -    The name(s) in which the account is
          registered.

                         - The name of the fund in which you wish your exchange to
                              be invested.

                         -    The number of shares, all shares or the
          dollar amount
                              you wish to exchange.












                         The request must be signed by all registered owners.

                         Mail the request and information to:

                                  Mackenzie Ivy Investor Services Corp.
                                              P.O. Box 3022
                                        Boca Raton, FL 33431-0922

                    SYSTEMATIC WITHDRAWAL PLAN

                    You must elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this
                    Prospectus. You can also obtain this application by contacting your registered representative or MIISC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account.
                    Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via electronic funds transfer
                    ("EFT"). Share certificates must be unissued (i.e., held by the
                    Fund) while the Systematic Withdrawal Plan is in effect. A
                    Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact MIISC at 1-800-777-6472.

                    If payments you receive through the Systematic
          Withdrawal Plan
                    exceed the dividends and capital appreciation of your account, you will be reducing the value of your account.
          Additional
                    investments made by shareholders participating in the Systematic
                    Withdrawal Plan must equal at least $1,000 while the plan is in effect.  In addition, redemptions are taxable events.













                    Amounts paid to you through the Systematic Withdrawal
          Plan are
                    derived from the redemption of shares in your account.
          Any
                    applicable contingent deferred sales charge will be assessed upon redemption. A contingent deferred sales charge will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.













                    Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

                    Retirement accounts are eligible for Systematic Withdrawal Plans.
                    Please contact MIISC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

                    If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

                    AUTOMATIC INVESTMENT METHOD

                    You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares under the
                    "Automatic Investment Method" and "Fed Wire/EFT" sections of the













                    Account Application. There is no charge to you for this program.

                    You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting MIISC at 1-800-777-6472.

                    If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic
                    Investment Method will be discontinued.

                    CONSOLIDATED ACCOUNT STATEMENTS

                    Shareholders with two or more Ivy or Mackenzie fund accounts will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

                    RETIREMENT PLANS

                    The Ivy and Mackenzie funds offer several tax-sheltered retirement plans that may fit your needs:

                         -    IRA (Individual Retirement Account)

                         -    401(k) Plan
                              Money Purchase Pension Plan
                              Profit Sharing Plan

                         -    SEP-IRA (Simplified Employee Pension Plan)

                         -    403(b)(7) Plan

                         Minimum initial and subsequent investments for retirement
                    plans are $25.00.
























                    Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from the Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to MIMI, as compensation for its services to the retirement plan accounts maintained with the
                    Fund.

                    Distributions from retirement plans are subject to certain requirements under the Code, and various documents
          (available
                    from MIISC), including IRS Form W-4P, and information must be provided before the distribution may be made. The Ivy and
                    Mackenzie funds and MIISC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed.
                    For additional information, please contact your broker, tax adviser or MIISC.

                    Please call MIISC at 1-800-777-6472 for complete information kits describing the plans and their benefits, restrictions, provisions and fees.

                    SHAREHOLDER INQUIRIES

                    Inquiries regarding the Fund should be directed to MIISC at 1-
                    800-777-6472.





















































                                          IVY MONEY MARKET FUND
                                           ACCOUNT APPLICATION

                      Please mail applications and checks to: Mackenzie Ivy Investor
                        Services Corp., P.O. Box 3022, Boca Raton, FL
          33431-0922.
                     (This application should not be used for retirement accounts for which Ivy is custodian.)

                    (Fund Use Only)

                    Account Number:
                    Dealer #:
                    Branch #:
                    Rep. I.D. #:


                    1    REGISTRATION

                         / / Individual












                         / / Joint Tenant
                         / / Estate
                         / / UGMA/UTMA
                         / / Corporation
                         / / Partnership
                         / / Sole Proprietor
                         / / Trust
                         / / Other

                         Date of Trust
                         Owner, Custodian or Trustee
                         Co-owner or Minor
                         Minor's State of Residence
                         Street
                         City
                         State
                         Zip Code
                         Phone Number -- Day
                         Phone Number -- Evening

                    2    TAX ID

                         Citizenship: / / U.S. / / Other ________________

                         Social Security Number
                         Tax Identification Number

                         Under penalties of perjury, I certify by signing in Section
                         9 below that: (1) the number shown in this section is my
                         correct taxpayer identification number (TIN), and
          (2) I am
                         not subject to backup withholding because: (a) I have not
                         been notified by the Internal Revenue Service
          (IRS) that I
                         am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has












                         notified me that I am no longer subject to backup












                         withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup
                         withholding because of underreporting interest or dividends on your tax return.) Please see the "Tax
          Identification
                         Number" section of the Prospectus for additional information on completing this section.

                    3    DEALER INFORMATION

                         The undersigned ("Dealer") agrees to all applicable
                         provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify
                         MIISC of any purchases made under a Letter of Intent or
                         Rights of Accumulation.

                         Dealer Name
                         Branch Office Address
                         City
                         State
                         Zip Code
                         Representative's Name and Number
                         Representative's Phone Number
                         Authorized Signature of Dealer

                    4    INVESTMENTS

                         A. Enclosed is my check ($1,000 minimum) made payable to
                              Ivy Money Market Fund.  Please invest it in
          Class A or
                              Class B shares.*

                              $_______________________(Amount Enclosed)

                         * Direct purchases of Class B shares may only be made in
                              conjunction with a systematic withdrawal plan into the
                              same Class of a different Ivy or Mackenzie fund. (See
                              "Direct Purchases of Class B Shares" under
          "How to Buy
                              Shares.")

                    5    DISTRIBUTION OPTIONS












                         A.   I would like to reinvest dividends and
          capital gains
                              into additional shares in this account at net asset
                              value unless a different option is checked below.

                         B. / / Reinvest all dividends and capital gains into
                                   additional shares of a different Ivy or
          Mackenzie
                                   fund.

                              Fund Name
                              Account Number

                         C. / / Pay all dividends in cash and reinvest capital
                                   gains into additional shares in this
          Fund or a












                                   different Ivy or Mackenzie fund.

                              Fund Name
                              Account Number

                         D. / / Pay all dividends and capital gains in cash.

                         I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN
          C OR D
                         ABOVE, BE:

                         /  / Sent to the address listed in the
          registration.
                         / / Sent to the special payee listed in Section 7A / / (By Mail)
                         7B /  / (By E.F.T.)

                    6    OPTIONAL SPECIAL FEATURES

                         A.   /  / Automatic Investment Method (AIM)













                         -    I wish to invest _________________
                              /  / once per month
                              /  / twice
                              /  / 3 times
                              /  / 4 times*

                         -    My bank account will be debited on the
          _________ day of
                              the month

                         Please invest $___________________ each period starting in the month of __________________ in Ivy Money
          Market Fund.

                         / / I have attached a voided check to ensure my correct
                              bank account will be debited.

                         * There must be a period of at least seven calendar days
                              between each investment period.

                         B.   Systematic Withdrawal Plans*

                         I wish to automatically withdraw funds from my account in
                         Ivy Money Market Fund.

                         /  / Monthly /  / Quarterly / /Semiannually / /
          Annually

                          / / Once / / Twice / / 3 times / / 4 times per month

                         I request the distribution be:

                         /  / Sent to the address listed in the
          registration.
                         /  / Sent to the special payee listed in Section
          7.
                         / / Invested into additional shares of the same class of a different Ivy Mackenzie fund.

                         Fund Name























                         Account Number

                         Amount $__________________(Minimum $50) starting
          on or about
                         the

                         -    _______ day of the month
                         -    _______ day of the month
                         -    _______ day of the month
                         -    _______ day of the month**

                         NOTE: Account minimum: $5,000 in shares at current offering price

                         **   There must be a period of at least seven
          calendar days
                              between each withdrawal period.

                         C.   Electronic Funds Transfer for Redemption
          Proceeds*

                              I authorize the Agent to honor telephone instructions
                              for the redemption of Fund shares up to
          $50,000.
                              Proceeds may be wire transferred to the bank account
                              designated ($1,000 minimum). Shares issued in certificate form may not be redeemed under this
                              privilege. (Complete Section 7B)

                         D.   Telephone Exchanges*    /  / Yes         /  /
          No

                              I authorize exchanges by telephone among the Ivy and
                              Mackenzie family of funds upon instructions from any
                              person as more fully described in the
          Prospectus. To
                              change this option once established, written instructions must be received from the shareholder of
                              record or the current registered
          representative.

                              If neither box is checked, the telephone exchange
                              privilege will be provided automatically.












                         E.   Telephone Redemptions* /  / Yes         /  /
          No

                              The Fund or its agents are authorized to honor
                              telephone instructions from any person as more fully
                              described in the Prospectus for the
          redemption of Fund
                              shares. The amount of the redemption shall not exceed
                              $50,000 and the proceeds are to be payable to the
                              shareholder of record and mailed to the
          address of
                              record. To change this option once
          established, written
                              instructions must be received from the
          shareholder of
                              record or the current registered
          representative.

                              If neither box is checked, the telephone redemption
                              privilege will be provided automatically.

                        *MAY NOT BE USED IF SHARES ARE ISSUED IN
          CERTIFICATE FORM.













                    7    SPECIAL PAYEE

                         A.   MAILING ADDRESS

                              Please send all disbursements to this special payee:

                              Name of Bank or Individual
                              Account Number (If Applicable)
                              Street
                              City/State/Zip

                         B.   FED WIRE / E.F.T. INFORMATION












                              Financial Institution
                              ABA #
                              Account #
                              Street
                              City/State/Zip
                              (Please attach a voided check)

                    8    CHECK WRITING ENROLLMENT FORM

                         Checks must be written for a minimum of $100.
          Shares
                         purchased in the Fund may be subject to a holding period of up to 15 calendar days before being redeemed by check.
                         Please see the Prospectus for details.

                         How to Enroll

                         1. All registered owners must sign this form in the space
                              provided below.

                         2. Check the appropriate NUMBER OF SIGNATURES REQUIRED box to indicate the number of signatures required when
                              writing checks.

                              Number of Signatures Required

                              /  / One signature is required
                              /  / More than one signature is required
          _____ (number
                                   of signatures required)
                              /  / All signatures are required

                              If none of the above is checked then all signatures
                              will be required.

                         ____________________________
          ______________________
                         Authorized Signature          Date

                         ____________________________
          ______________________
                         Authorized Signature          Date

                         ____________________________
          ______________________
                         Authorized Signature          Date























                    9    SIGNATURES

                         Investors should be aware that the failure to check the "No"
                         under Section 6, "Optional Special Features", above means
                         that the Telephone Exchanges/Redemptions
          Privileges will be
                         provided. The Funds employ reasonable procedures that
                         require personal identification prior to acting on

                         exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the
                         absence of such procedures, a Fund may be liable for any
                         losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and
          "How to
                         Redeem Shares" in the Prospectus for more information on
                         these privileges.

                         I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the
                         organization named in Section 1. I have received a current
                         Prospectus and understand its terms are
          incorporated in this
                         application by reference. I am certifying my taxpayer
                         information as stated in Section 2.

                         ______________________________
          ________________________
                         Signature of Owner, Custodian,     Date
                         Trustee or Corporate Officer

                         ______________________________
          ________________________
                         Signature of Joint Owner,          Date












                         Co-Trustee or Corporate Officer


                    IMMF-1-96          (REMEMBER TO SIGN SECTION 9)




































                                          IVY MONEY MARKET FUND

                                               a series of

                                                 IVY FUND
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432

                                   Statement of Additional Information

                                             January 1, 1996















          _________________________________________________________________



                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that consists of thirteen fully managed portfolios. This Statement of Additional Information describes one of these portfolios, Ivy Money Market Fund (the "Fund"). The other twelve portfolios of the Trust are described in separate
                    Statements of Additional Information.

                         This Statement of Additional Information ("SAI") is not a
                    prospectus, and should be read in conjunction with the prospectus for the Fund dated January 1, 1996 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the
                    Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        798 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 777-6472

                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 456-5111






























                                            TABLE OF CONTENTS


              PAGE

                    INVESTMENT OBJECTIVE AND POLICIES
                         U.S. GOVERNMENT SECURITIES
                         COMMERCIAL PAPER
                         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS WARRANTS

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         AUTOMATIC INVESTMENT METHOD
                         EXCHANGE OF SHARES
                         RETIREMENT PLANS
                              INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
                              QUALIFIED PLANS
                              DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                                   CHARITABLE ORGANIZATIONS ("403(B)(7)
                                   ACCOUNT")
                              SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS
                         SYSTEMATIC WITHDRAWAL PLAN
                         GROUP SYSTEMATIC INVESTMENT PROGRAM

                    PORTFOLIO TRANSACTIONS

                    TRUSTEES AND OFFICERS
                         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                    INVESTMENT ADVISORY AND OTHER SERVICES
                         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY
          SERVICES
                         DISTRIBUTION SERVICES
                         CUSTODIAN
                         FUND ACCOUNTING SERVICES
                         TRANSFER AND DIVIDEND PAYING AGENT
                         ADMINISTRATOR
                         AUDITORS

                    CAPITALIZATION AND VOTING RIGHTS













                    NET ASSET VALUE

                    REDEMPTIONS

                    TAXATION
                         GENERAL
                         DEBT SECURITIES ACQUIRED AT A DISCOUNT
                         DISTRIBUTIONS
                         DISPOSITION OF SHARES
                         BACKUP WITHHOLDING
                         OTHER INFORMATION












                    CALCULATION OF YIELD
                         STANDARDIZED YIELD QUOTATIONS
                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION

                    FINANCIAL STATEMENTS

                    APPENDIX A

                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS


































































                                    INVESTMENT OBJECTIVE AND POLICIES

                         The Trust is a diversified open-end management investment
                    company organized as a Massachusetts business trust on December
                    21, 1983. The Fund's investment objective and general investment policies are described in the Prospectus. Additional information concerning the Fund's investments is set forth below.

                    U.S. GOVERNMENT SECURITIES

                         The Fund may invest in U.S. Government securities.
          U.S.













                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds), and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). The payment of principal and interest on these securities is unconditionally guaranteed by the
                    U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities on which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the GNMA













                    certificates. Accordingly, it is not possible to predict
                    accurately the average life of a particular pool.
          Reinvestment
                    of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment
                    feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for













                    Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    COMMERCIAL PAPER

                         The Fund may invest in high-quality commercial paper.
                    Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that, on the date of investment, is rated at least A-2 by Standard &
                    Poor's Corporation ("S&P") or P-2 by Moody's Investors Service,
                    Inc. ("Moody's") or, if not rated by S&P or Moody's, issued by companies having an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's, or judged by IMI to be of at least equivalent quality.

                    BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

                         The Fund may invest in bank obligations, which may include certificates of deposit, bankers' acceptances and other short-
                    term debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.
                    Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

                         The Fund may invest in certificates of deposit of large
                    domestic banks (i.e., banks that at the time of their most recent annual financial statements show total assets in excess of $1 billion), including foreign branches of such domestic banks, and of smaller banks as described below. The Fund will not invest in certificates of deposit of foreign banks. Investment in
                    certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks, including the possible
                    imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might
                    adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank. Although the Trust recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. The Fund may invest in certificates of deposit issued by banks and savings and loan institutions that at the time of their most recent annual financial statements had total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than
                    10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

                    WARRANTS

                         The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
                    5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
                    Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

                         The holder of a warrant has the right to purchase a given
                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
                    necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the
                    Fund will lose its entire investment in such warrant.

                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objectives as set forth in the













                    Prospectus under "Investment Objective and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares.  Under these restrictions, the Fund may not:

                         (i)       borrow money, except for temporary
          purposes where
                                   investment transactions might
          advantageously
                                   require it.  Any such loan may not be
          for a period
                                   in excess of 60 days, and the aggregate
          amount of
                                   all outstanding loans may not at any
          time exceed
                                   10% of the value of the total assets of
          the Fund
                                   at the time any such loan is made;

                         (ii)      purchase securities on margin;












                         (iii)     sell securities short;

                         (iv)      lend any funds or other assets, except
          that this
                                   restriction shall not prohibit (a) the
          entry into
                                   repurchase agreements or (b) the
          purchase of
                                   publicly distributed bonds, debentures
          and other
                                   securities of a similar type, or
          privately placed
                                   municipal or corporate bonds, debentures
          and other













                                   securities of a type customarily
          purchased by
                                   institutional investors or publicly
          traded in the
                                   securities markets;

                         (v)       participate in an underwriting or
          selling group in
                                   connection with the public distribution
          of
                                   securities except for its own capital
          stock;

                         (vi)      invest more than 5% of the value of its
          total
                                   assets in the securities of any one
          issuer (except
                                   obligations of domestic banks or the
          U.S.
                                   Government, its agencies, authorities
          and
                                   instrumentalities);

                         (vii)     hold more than 10% of the voting
          securities of
                                   any one issuer (except obligations of
          domestic
                                   banks or the U.S. Government, its
          agencies,
                                   authorities and instrumentalities);

                         (viii)    purchase from or sell to any of its
          officers or
                                   trustees, or firms of which any of them
          are
                                   members or which they control, any
          securities
                                   (other than capital stock of the Fund),
          but such
                                   persons or firms may act as brokers for
          the Fund
                                   for customary commissions to the extent
          permitted
                                   by the 1940 Act;

                         (ix)      purchase or sell real estate or
          commodities and
                                   commodity contracts;

                         (x)       purchase the securities of any other
          open-end
                                   investment company, except as part of a
          plan of
                                   merger or consolidation;












                         (xi)      make an investment in securities of
          companies in
                                   any one industry (except obligations of
          domestic
                                   banks or the U.S. Government, its
          agencies,
                                   authorities, or instrumentalities) if
          such
                                   investment would cause investments in
          such
                                   industry to exceed 25% of the market
          value of the
                                   Fund's total assets at the time of such
                                   investment; or

                         (xii)     issue senior securities, except as
          appropriate to
                                   evidence indebtedness which it is
          permitted to
                                   incur, and except to the extent that
          shares of the












                                   separate classes or series of the Trust
          may be
                                   deemed to be senior securities.

                         Under the 1940 Act, the Fund is permitted, subject to the
                    above investment restrictions, to borrow money only from banks.
                    The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (ix) as prohibiting investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.












                                         ADDITIONAL RESTRICTIONS

                         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the
                    Fund may not:

                         (i) invest in oil, gas or other mineral leases or exploration or development programs;

                         (ii) invest more than 5% of the value of its total assets in the securities of unseasoned issuers,
          including their
                              predecessors, which have been in operation for less
                              than three years;

                         (iii)     invest more than 5% of the value of its
          total
                                   assets in the securities of issuers
          which are not
                                   readily marketable;

                         (iv) engage in the purchase and sale of puts, calls,
                              straddles or spreads (except to the extent described in
                              the Prospectus and in this SAI);

                         (v)  invest in companies for the purpose of
          exercising
                              control of management;

                         (vi) purchase any security which it is restricted from
                              selling to the public without registration under the
                              Securities Act of 1933; or

                         (vii)     invest more than 5% of its total assets
          in
                                   warrants, valued at the lower of cost or
          market,
                                   or more than 2% of its total assets in
          warrants,
                                   so valued, which are not listed on
          either the New
                                   York or American Stock Exchanges.












                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund (such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control) will not be considered a violation.

                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors (and except as noted below,
                    bears the cost of providing) the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below apply to other funds distributed by MIFDI, which funds are not












                    described in this SAI.  These funds are:  Ivy Bond
          Fund, Ivy
                    Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy
                    Global Fund, Ivy Growth Fund, Ivy Growth with Income
          Fund, Ivy
                    International Fund, Ivy International Bond Fund, Ivy
          Latin
                    America Strategy Fund, Ivy New Century Fund and Ivy
          Short-Term
                    Bond Fund the other twelve series of the Trust; and Mackenzie
                    California Municipal Fund, Mackenzie Limited Term Municipal Fund,
                    Mackenzie Florida Limited Term Municipal Fund, Mackenzie National
                    Municipal Fund and Mackenzie New York Municipal Fund, the five series of Mackenzie Series Trust (collectively, with the Fund, the "Ivy Mackenzie Funds"). Before exercising any right or privilege that may relate to any of these funds, investors should obtain the fund's current prospectus.

                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for all Trust shareholders. The minimum initial and subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month. The Automatic Investment
                    Method may be discontinued at any time upon receipt of telephone instructions by Mackenzie Ivy Investor Services Corp. ("MIISC")
                    or written notice to MIISC from the investor.  See
          "Automatic
                    Investment Method" in the New Account Application.

                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.












                         The minimum amount which may be exchanged into an Ivy or
                    Mackenzie Fund in which shares are not already held is $1,000.
                    No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000.


                         Each exchange of Fund shares will be made on the basis of
                    the relative net asset value per share of each Ivy or Mackenzie
                    Fund (into which the exchange is being made) next computed following receipt of telephone instructions by MIISC or a
                    properly executed request by MIISC. An exchange from the Fund into any other funds into which exchanges are permitted may be subject to a sales charge, unless such sales charge has already been paid. Exchanges, whether written or telephonic, must be received by MIISC by the close of regular trading on the New York
                    Stock Exchange (the "Exchange") (normally 4:00 p.m.,
          Eastern
                    time) to receive the price computed on the day of receipt;
                    exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by rules adopted by the Securities and Exchange Commission
          ("SEC").  See
                    "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund generally will result in a taxable gain or loss. Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange.  See "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    RETIREMENT PLANS

                         Shares of the Fund may be purchased in connection with
                    several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
                    Mackenzie Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.













                    Initial and subsequent purchase payments in connection with tax-
                    deferred retirement plans must be at least $25 per participant.














                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         No fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                    For shareholders whose retirement accounts are diversified across more than two funds in the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). Shares of the Trust
                    may be used as a funding medium for an Individual
          Retirement
                    Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account.
          Individuals
                    may wish to consult their tax advisers before investing
          IRA
                    assets in a fund which primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than












                    $2,000 is contributed to the IRA of either spouse.
          Rollover
                    contributions are not subject to these limits.














                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (and his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has
                    adjusted gross income that is no greater than a specified level
                    ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels
                    ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and
                    $10,000 for married individuals filing separate returns).
                    Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and, therefore, are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any. Distributions must begin to be withdrawn
                    not later than April 1 of the calendar year following the
                    calendar year in which the individual reaches age
          70-1/2.
                    Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.
                    Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

                         QUALIFIED PLANS. For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Retirement
                    Plan is available from MIISC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase
                    pension plan requires annual contributions at the level specified in the Retirement Plan. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan,













                    and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,000 for benefits accruing in plan years beginning after
                    1993, with annual inflation adjustments). A self-employed
                    individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Retirement Plan for the benefit of their eligible employees. Similar contribution and deduction rules apply to corporate employers. Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age
                    59-1/2, unless the individual (1) has reached age 55 and
                    separated from service; (2) dies; (3) becomes disabled;
          (4) uses
                    the withdrawal to pay tax-deductible medical expenses;
          (5) takes
                    the withdrawal as part of a series of substantially equal
                    payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"). Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Fund in conjunction with such an arrangement. The special application for a 403(b)(7)
                    Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached
                    age 55 and separated from service; (2) died or become disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolled over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS. An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%













                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. The
                    Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.

                         Additional investments in the Fund made by investors
                    participating in the Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect.

                         An investor may terminate his participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIMI may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.

                    GROUP SYSTEMATIC INVESTMENT PROGRAM

                         Shares of the Fund may be purchased in connection with












                    investment programs established by employee or other groups using systematic payroll deductions or other systematic payment
                    arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.












                    Unless shares of the Fund are purchased in conjunction with IRAs
                    (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax
                    benefits under the Code. The Trust reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check Writing and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

                         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, The Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
                    (or portion thereof) the account is maintained.  The
          Trust may













                    collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
          Trust
                    reserves the right to change these fees from time to time without advance notice.

                                          PORTFOLIO TRANSACTIONS

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI places orders for the
                    purchase and sale of the Fund's portfolio securities.
          All
                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the
          Fund for
                    such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with over-the-counter ("OTC") transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that better prices and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions and
                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of












                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in placing of brokerage business. The types of
                    research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services provided by brokers
                    through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of Fund shares as a factor in the selection of broker-
                    dealers and may select broker-dealers that provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
                    IMI deems to be a desirable investment for the Fund.
          While no
                    minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.




















































                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             Position
                                             with the     Business
          Affiliations
                    Name, Address, Age       Trust        and Principal
          Occupations

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,













                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry,       Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie























                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman












                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66*                              Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray























                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,












                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie













                                                          Investment
          Management Inc.












                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);














          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).

                         As of December 8, 1995, the officers and Trustees of the
                    Trust as a group owned 2.44% of the outstanding shares of the
                    Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of












                    Ethics may be granted in particular circumstances after review by appropriate personnel.











































































                                            COMPENSATION TABLE
                                                 IVY FUND
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                 Pension or
                                                 Retirement
          Total
                                                 Benefits   Estimated
          Compensat
                                      Aggregate  Accrued as  Annual
          ion from
                                      Compen-    Part of    Benefits
          Trust
                    Name,             sation       Fund       Upon
          Paid to
                    Position          From Trust Expenses   Retirement
          Trustees

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                    (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112
                     Broyhill
                    (Trustee)













                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                    (Trustee)

                    Michael G.        - 0 -      N/A        N/A
          - 0 -
                     Landry
                    (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A
          - 0 -
                     Peers
                    (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal
                    (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                    (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A
          - 0 -
                     Carlson
                    (Vice President)

                    C. William        - 0 -      N/A        N/A
          - 0 -
                     Ferris
                     (Secretary/Treasurer)
























                                  INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. provides business management and
                    investment advisory services to the Fund pursuant to a Business
                    Management and Investment Advisory Agreement with the Trust (the
                    "Agreement"), which was approved by the shareholders of the Fund on December 30, 1991. Prior to approval by shareholders, the
                    Agreement was approved on October 28, 1991 by the Board of
                    Trustees, including a majority of the Trustees who are neither
                    "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the
                    operation of the distribution plan (see "Distribution Services")
                    or in any related agreement (the "Independent
          Trustees").  IMI
                    also acts as manager and investment adviser to the following investment companies registered under the 1940 Act:
          Ivy Bond
                    Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth
                    Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with
          Income
                    Fund, Ivy International Fund, Ivy International Bond
          Fund, Ivy
                    Latin America Strategy Fund, Ivy New Century Fund and Ivy Short-
                    Term Bond Fund. IMI is a wholly owned subsidiary of MIMI. MIMI currently acts as manager of and investment adviser to the following investment companies registered under the 1940 Act:
                    Mackenzie National Municipal Fund, Mackenzie California Municipal
                    Fund, Mackenzie New York Municipal Fund, Mackenzie Limited Term
                    Municipal Fund and Mackenzie Florida Limited Term Municipal Fund.
                    MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"),
                    150 Bloor Street West, Toronto, Ontario, Canada, a public












                    corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is
                    registered in Ontario as a mutual fund dealer and advises Ivy
                    Canada Fund.

                         The Agreement obligates IMI to make investments for the
                    account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and monitor the services it provides to the
                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other
                    capacity pursuant to a separate agreement or arrangement with the
                    Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
                    and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
                    agencies.

                         For business management and investment advisory services,
                    the Fund pays IMI a monthly fee based on the Fund's average daily net assets during the preceding month at an annual rate of 0.40%.
                    For the fiscal years ended December 31, 1994, 1993 and 1992, the
                    Fund paid IMI $107,960, $91,931 and $73,205,
          respectively (of
                    which IMI reimbursed $105,984, $164,323 and $137,936,
                    respectively, pursuant to the voluntary expense limitation described below).

                         The Trust pays the following expenses under the
          Agreement:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's custodian and transfer agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the
                    Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary
                    expenses, and other expenses subject to approval by state
                    securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million.

























                         IMI has agreed to limit the Fund's total operating expenses
                    (excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 0.85% of the Fund's average daily net assets.
                    This voluntary expense limitation may be terminated or revised at any time, at which time the Fund's expense may increase and its yield may be reduced, depending on the total assets of the Fund.

                         On August 26, 1995, the Board of Trustees, including a
                    majority of the Independent Trustees, last approved the continuance of the Agreement. The Agreement will continue in
                    effect with respect to the Fund for more than the initial two-
                    year period only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the
                    Independent Trustees and (ii) either (a) by the vote of a
                    majority of the outstanding voting securities (as defined in the
                    1940 Act) of the Fund or (b) by the vote of a majority of the entire Board of Trustees. If the question of continuance of the
                    Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting
                    Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
                    The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                         MIFDI serves as the exclusive distributor of the Fund shares under an Amended and Restated Distribution Agreement with the
                    Trust dated October 23, 1993 (the "Distribution
          Agreement").1
                    [Effective October 1, 1993, MIFDI, a wholly-owned subsidiary of
                    Mimi, succeeded to and is continuing Mimi's
          Broker-Dealer
                    activities. The provisions of the Trust's previous distribution agreement with Mimi remain unchanged by the succession.] MIFDI distributes Fund shares through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with MIFDI. MIFDI distributes Fund shares on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not
                    obligated to sell any specific amount of Fund shares.
          Pursuant
                    to the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and Prospectuses. Shares of the Fund are sold at the
                    Fund's net asset value per share without a sales load.
























                         The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
                    Agreement shall terminate automatically in the event of its assignment.

                         If the Distribution Agreement is terminated (or not renewed)
                    with respect to one or more funds of the Trust, it may continue in effect with respect to any fund as to which it has not been terminated (or has been renewed).

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan on behalf of the Fund and authorized the












                    redesignation of the Fund's shares into Class A and Class B, respectively. The purpose of this redesignation is primarily to enable the transfer agent for the Ivy and Mackenzie funds to track the contingent deferred sales charge period that applies to
                    Class B shares of Ivy and Mackenzie funds (other than the Fund)
                    that are being exchanged for shares of the Fund. In all other relevant respects, the Fund's Class A and Class B shares are identical (i.e., having the same arrangement for shareholder services and the distribution of securities).

                    CUSTODIAN

                         Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges, located at
                    40 Water Street, Boston, Massachusetts 02109, acts as custodian for the Trust's securities and cash pursuant to a Custodian
                    Agreement with the Trust. Its primary responsibility is to maintain custody of the cash and securities in the Fund's
                    portfolio. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories.
                    Pursuant to those rules, Brown Brothers Harriman & Co.
          has
                    entered into subcustodial agreements for the holding of the
                    Fund's foreign securities. Brown Brothers may receive, as
                    partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement that became effective March 1, 1992, MIMI provides certain accounting and pricing services for the Fund, including bookkeeping and
                    computation of daily net asset value. As compensation for those services, the Fund pays MIMI a monthly fee of 0.10% of the Fund's average daily net assets, plus out-of-pocket expenses as
                    incurred. For the period from March 1, 1992 through December 31,
                    1992, the fiscal years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Fund paid MIMI
          $16,100,
                    $27,783, $30,023 and $14,980, respectively, for such
          services.

                    TRANSFER AND DIVIDEND PAYING AGENT

                         MIISC, a wholly owned subsidiary of MIMI, acts as the Fund's transfer agent pursuant to a Transfer Agency and Shareholder
                    Services Agreement. For transfer agency and shareholder
                    services, the Fund pays MIISC an annual fee of $22.00 per open account and $4.36 for each account that is closed. The Fund also reimburses MIISC monthly for out-of-pocket expenses.

                    ADMINISTRATOR

                         MIMI provides certain administrative services to the Fund
                    pursuant to an Administrative Services Agreement, in exchange for a monthly fee at the annual rate of .10% of the Fund's average daily net assets. For the six months ended June 30, 1995 and the fiscal years ended December 31, 1994, 1993 and 1992, the Fund paid MIMI $13,012, $26,990, $22,981 and $18,300,
          respectively,
                    for such services.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation of the Trust's tax returns.

                                     CAPITALIZATION AND VOTING RIGHTS

                         The capitalization of the Trust consists of an unlimited
                    number of shares of beneficial interest (no par value per share).
                    When issued, shares of the Fund are fully paid, non-assessable, redeemable and fully transferable. Shares do not have preemptive rights or subscription rights.













                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a separate investment portfolio. The Trustees have further
                    authorized the issuance of Class A and B shares for the Fund, Ivy
                    Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging
                    Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy
          Growth with
                    Income Fund, Ivy International Fund, Ivy International Bond Fund
                    and Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy
                    Short-Term Bond Fund. The Trustees have also authorized Class I shares for Ivy Short-Term Bond Fund, Ivy Bond Fund and
          Ivy
                    International Fund, as well as Class C shares for Ivy Growth with
                    Income Fund (issued only to shareholders of Mackenzie
          Growth &
                    Income Fund, a former series of The Mackenzie Funds
          Inc., in
                    connection with the reorganization between that fund and Ivy
                    Growth with Income Fund and not offered for sale to the public).

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Amended and Restated Declaration of Trust. Shares of the Fund
                    entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of the Trust vote separately by Fund on any matter submitted to shareholders, except when otherwise required by the 1940 Act, in which case the shareholders of all funds of the Trust affected by the matter in question will vote together. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the Fund, then the shareholders of the Fund will not be entitled to vote on that matter.
          Matters
                    that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all of the funds that
                    comprise the Trust.

                         As used in this SAI and the Fund's Prospectus, the phrase
                    "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50%
                    of the outstanding shares are present in person or by proxy; or
                    (2) more than 50% of the outstanding shares of the Fund
          (or of
                    the Trust). **!With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the
                    Fund if a majority of the outstanding voting securities of the
                    Fund votes for the approval of the matter, notwithstanding that:
                    (1) the matter has not been approved by a majority of the
                    outstanding voting securities of any other fund of the Trust; or
                    (2) the matter has not been approved by a majority of the
                    outstanding voting securities of the Trust.
























                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of November 30, 1995, no shareholder owned of record or beneficially 5% or more of the
                    Fund's outstanding shares, except that Bank of New York (custodian) FBO Equity League Pension Fund, 52 William
          Street,
                    5th Floor, New York, New York 10286, owned of record













                    1,501,672.060 shares (5.85%); and Amalgamated Bank of
          New York
                    (custodian) FBO New York Hotel Trades & Hotel
          Associates of New
                    York City, Inc. Pension Fund, owned of record
          1,283,047.750
                    shares (5.00%).

                                             NET ASSET VALUE

                         The market price at any given time for each Fund share is
                    its net asset value. The net asset value per share for the Fund is computed by dividing the value of the total assets of the
                    Fund, less all of its liabilities, by the total number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. The Fund values all of its portfolio securities using the amortized cost method, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant rate of accretion of discount or amortization of premium. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
          During such
                    periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio
                    securities.
























                         Portfolio securities are valued and net asset value per
                    share of the Fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) every
                    Monday through Friday (exclusive of national business holidays).
                    The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         Fund shares will not be sold during any period when the
                    determination of the Fund's net asset value is suspended pursuant to rules or orders of the SEC or by the Board of Trustees
                    whenever in its judgment it is in the best interest of the Fund to do so.

                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value
                    next determined after a redemption request in proper form has been received by MIISC. The Fund does not assess a contingent deferred sales charge.  However, if shares of another
          Ivy or
                    Mackenzie Fund that are subject to a contingent deferred sales charge are exchanged for shares of the Fund, the contingent deferred sales charge will carry over to the investment in the












                    Fund and may be assessed upon redemption.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption, to the extent permitted by Federal securities laws, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which trading on the Exchange is restricted,
          (ii) for any
                    period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
                    (iii) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may pay for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current value.
          If any
                    such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or
                    1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). If payment is made in the form of
                    Fund securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may redeem
                    those accounts of shareholders who have maintained an investment of less than $1,000 ($250 for retirement plans) in the Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable.
                    The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.
                    The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such
                    additional sum as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and
                    transmit the proceeds thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic
                    Investment Method or Group Systematic Investment Program will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences would have to "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.

                                                 TAXATION























                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is NOT an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                         GENERAL. The Fund intends to be taxed as a regulated
                    investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;
          (b) derive
                    in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the
                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government
                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or
                    December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar
                    year the distributions are declared, rather than the calendar year in which the distributions are received.

                         DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt
                    securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount
                    ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount issued after July 18, 1984 is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest
                    expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the
                    elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the
                    Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

                         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S.
          corporations by the
                    Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.
                    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction.
                    Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date.












                    Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder generally will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning
                    30 days before and ending 30 days after the shares are disposed
                    of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been
                    received by the shareholder with respect to such shares.













                         In some cases, shareholders will not be permitted to take
                    all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the
                    disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same
          Fund or
                    another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

                         BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and, in certain circumstances, gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be
                    subject to withholding of Federal income tax at a rate of 31%
                    ("backup withholding") in the case of non-exempt shareholders if
                    (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced
                    by the amounts required to be withheld.

                         OTHER INFORMATION. Distributions may also be subject to
                    additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or its
                    shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.













                                           CALCULATION OF YIELD

                         The Fund's current and effective yield quotations as they
                    may appear in the Prospectus, this SAI, advertising or sales literature are calculated by standard methods prescribed by the
                    SEC.













                         STANDARDIZED YIELD QUOTATIONS. The Fund's current yield
                    quotation is computed by determining the net change, exclusive of capital changes (I.E., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting expense deductions from the hypothetical account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest
                    100th of 1%. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any such additional shares, and all fees, other than non-recurring account or sales charges, that are charged to all shareholder accounts in the Fund in proportion to the length of the base period. For any account fees that vary with the size of the account in the Fund, the account fee used for purposes of the yield computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         The Fund also may advertise a quotation of effective yield together with its current yield. Effective yield is computed by compounding the unannualized base period return (as determined in the preceding paragraph) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and
                    subtracting 1 from the result, according to the following
                    formula:

                         Effective Yield = (base period return + 1)365/7  -
          1

                         The Fund's current yield and effective yield for the seven-
                    day period ended June 30, 1995 were 4.99% and 5.11%, respectively. IMI currently reimburses the Fund to limit
                    ordinary operating expenses to 0.85% of average net assets.
                    Without reimbursement, the Fund's current yield and effective yield for this period would have been 3.55% and 3.61%, respectively.

                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The
                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the
                    Fund's portfolio and operating expenses of the Fund.
          The












                    voluntary expense reimbursement by IMI with respect to the Fund has the effect of increasing yields of the Fund. These factors and possible differences in the methods used in calculating yields should be considered when comparing performance information regarding the Fund to information published for other
                    investment companies and other investment vehicles.
          Yields
                    should also be considered relative to changes in the value of the
                    Fund's shares and the risk associated with the Fund's investment objective and policies. At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical yield quotation will continue in the future.

                         The Fund may also cite endorsements or use for comparison
                    its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:
          AAII













                    Journal, Barron's, Boston Business Journal, Boston Globe, Boston
                    Herald, Business Week, Consumer's Digest, Consumer
          Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,
                    Institutional Investor, International Fund Monitor,
          Investor's
                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money
                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director
                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,
                    Time, U.S.  News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.

                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of June 30, 1995, the
                    Statement of Assets and Liabilities as of June 30,
          1995, the
                    Statement of Operations for the six months ended June 30, 1995, the Statement of Changes in Net Assets for the six months ended
                    June 30, 1995 and the fiscal year ended December 31, 1994,
                    Financial Highlights, and the Notes to Financial Statements are
                    included in the Fund's June 30, 1995 Semi-Annual Report to
                    Shareholders (unaudited) (the "Semi-Annual Report"), which is incorporated by reference into this SAI. The Portfolio of
                    Investments as of December 31, 1994, the Statement of Assets and
                    Liabilities as of December 31, 1994, the Statement of Operations
                    for the fiscal year ended December 31, 1994, the Statement of
                    Changes in Net Assets for the fiscal years ended
          December 31,












                    1994 and December 31, 1993, Financial Highlights, the
          Notes to
                    Financial Statements, and Report of Independent Accountants are
                    included in the Fund's December 31, 1994 Annual Report to
                    Shareholders (the "Annual Report"), which is also incorporated by reference into this SAI.  Copies of the Semi-Annual
          Report and
                    the Annual Report may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number provided on the cover page of this SAI.














                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]


                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of













                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.














                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,












                    these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,
                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)












                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.